LOANS (covered) - Investment in Covered Impaired Loans, excluding Loans Accounted for under FASB ASC Topic 310-30 (Detail) (Loans with no related allowance recorded [member], Covered Loans, Loans Excluded from FASB ASC Topic 310-30, USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 11,722	$ 11,160	$ 19,755
Unpaid Principal Balance	13,147	17,050	26,895
Related Allowance	0	0	0
Average Recorded Investment	8,698	13,945	18,086
Interest Income Recognized	85	58	398
Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	4,498	7,203	16,190
Unpaid Principal Balance	4,660	10,152	18,346
Related Allowance	0	0	0
Average Recorded Investment	4,526	9,873	12,324
Interest Income Recognized	62	47	316
Real estate-commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,986	2,192	2,074
Unpaid Principal Balance	3,216	4,002	5,412
Related Allowance	0	0	0
Average Recorded Investment	2,153	2,504	3,910
Interest Income Recognized	18	5	14
Installment
Financing Receivable, Impaired [Line Items]
Recorded Investment			0
Unpaid Principal Balance			0
Related Allowance			0
Average Recorded Investment			255
Interest Income Recognized			0
Home equity
Financing Receivable, Impaired [Line Items]
Recorded Investment	4,227	1,747	1,491
Unpaid Principal Balance	5,260	2,878	3,137
Related Allowance	0	0	0
Average Recorded Investment	2,006	1,559	1,597
Interest Income Recognized	5	6	68
Other Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	11	18
Unpaid Principal Balance	11	18
Related Allowance	0	0
Average Recorded Investment	13	9
Interest Income Recognized	$ 0	$ 0